Fees Summary	Oct. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,098,000
Previously Paid Amount	0.00
Total Fee Amount	617.53
Total Offset Amount	0.00
Net Fee	617.53
Narrative - Max Aggregate Offering Price	$ 7,098,000
Final Prospectus	true